Schedule of Investments (unaudited) January 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 126.2%

Alabama — 1.4%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$1,655	$1,956,773
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A(a):
4.50%, 05/01/32	180	203,659
5.25%, 05/01/44	230	270,583

		2,431,015

Alaska — 0.6%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 06/01/46	1,045	1,049,880

Arizona — 3.8%
Arizona IDA, RB, Doral Academy of Nevada — Fire Mesa & Red Rock Campus Projects, Series A, 5.00%, 07/15/39(a)	250	281,390
Arizona IDA, Refunding RB,
Basis Schools, Inc. Projects, Series A(a): 5.13%, 07/01/37	360	401,724
Basis Schools, Inc. Projects, Series A(a): 5.38%, 07/01/50	925	1,029,386
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	855	917,860
City of Phoenix Arizona IDA, RB, Series A:
Facility, Eagle College Preparatory Project, 5.00%, 07/01/33	870	901,363
Legacy Traditional Schools Projects, 5.00%, 07/01/46(a)	1,255	1,362,905
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A(a):
5.00%, 07/01/35	125	137,320
5.00%, 07/01/46	135	144,651
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	375	432,818
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	725	1,000,986

		6,610,403

California — 6.2%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	1,040	1,068,361

Security	Par (000)	Value

California (continued)
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	$70	$79,685
5.25%, 08/15/49	175	196,382
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 0.00%, 08/01/31(a)(c)	1,265	746,780
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	2,045	2,067,863
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/23(b)	165	196,972
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/47	140	140,043
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.(d):
5.70%, 06/01/46	1,000	1,010,830
5.60%, 06/01/36	2,000	2,021,580
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	535	562,627
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 08/01/38(c)	3,725	2,352,524
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	355	405,073

		10,848,720

Colorado — 1.8%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	275	292,875
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,779,431

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Table Mountain Metropolitan District, GO, Series A, 5.25%, 12/01/45	$991	$1,049,826

		3,122,132

Connecticut — 0.9%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	515	567,927
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(a)	860	972,961

		1,540,888

Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	775,350
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,240	2,287,622

		3,062,972

District of Columbia — 1.2%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 07/01/23(b)	260	303,909
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	750	786,795
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B, 4.00%, 10/01/53	870	985,658

		2,076,362

Florida — 8.7%
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement:
Revenue Bond, Series A-1, 5.13%, 05/01/39	210	229,948
Series A-2, 4.60%, 05/01/31	515	556,823
Capital Trust Agency, Inc., RB, Paragon Academy of Technology and Sunshine, Series A, 5.75%, 06/01/54(a)	450	483,638
County of Charlotte Florida IDA, RB, Town & Country Utilities Project, AMT(a):
5.00%, 10/01/34	120	134,184
5.00%, 10/01/49	560	610,770

Security	Par (000)	Value

Florida (continued)
County of Escambia Health Facilities Authority, Refunding RB, Health Care Facilities Revenue Bond(e):
4.00%, 08/15/50	$2,325	$2,583,238
(AGM), 3.00%, 08/15/50	770	783,059
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Water & Sewer System, 5.00%, 10/01/20(b)	1,950	2,002,377
County of Osceola Florida Transportation Revenue, Refunding RB, Series A-2(c):
0.00%, 10/01/46	775	316,123
0.00%, 10/01/47	745	294,007
0.00%, 10/01/48	525	197,888
0.00%, 10/01/49	435	158,727
Florida Development Finance Corp., RB, Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(a)(f)	740	790,808
Lakewood Ranch Stewardship District, Special Assessment Bonds, Northeast Sector Project - Phase 1B, Village of Lakewood Ranch Sector Projects:
4.75%, 05/01/29	270	297,313
5.30%, 05/01/39	310	352,473
5.45%, 05/01/48	550	619,371
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.00%, 05/01/21	100	101,060
4.25%, 05/01/26	100	105,614
5.13%, 05/01/46	380	408,952
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	1,080	1,190,192
Tolomato Community Development District, Refunding, Special Assessment Bonds(d):
Convertible CAB, Series A4, 6.61%, 05/01/40	120	107,648
Series 2015-2, 6.61%, 05/01/40	310	231,561
Tolomato Community Development District(g)(h):
Series 1, 6.61%, 05/01/40(d)	505	457,278
Series 3, 6.61%, 05/01/40	340	3
Series 3, 6.65%, 05/01/40	275	3
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 05/01/49	570	620,610
5.00%, 05/01/28	160	174,749
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	780	833,984

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
West Villages Improvement District, Special Assessment Bonds:
4.75%, 05/01/39	$220	$236,790
5.00%, 05/01/50	450	480,038

		15,359,229

Georgia — 3.0%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	240	283,361
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,270	1,829,562
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	865	951,085
4.00%, 01/01/59	1,640	1,785,173
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	320	352,195

		5,201,376

Illinois — 11.4%
Chicago Board of Education, GO, Series D:
Dedicated Revenues, Series H, 5.00%, 12/01/36	935	1,095,212
Project, Series C, 5.25%, 12/01/35	795	892,515
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/27	415	502,171
Dedicated Revenues, 5.00%, 12/01/34	940	1,106,230
Dedicated Revenues, 5.00%, 12/01/22	325	353,964
Series C, 5.00%, 12/01/25	350	409,587
Chicago Board of Education, GO:
5.00%, 12/01/46	290	338,172
5.00%, 12/01/46	745	805,248
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	595	747,963
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A:
5.75%, 01/01/21(b)	2,100	2,192,022
5.75%, 01/01/39	400	416,060
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	360	383,242

Security	Par (000)	Value

Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	$350	$391,632
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	1,500	1,800,840
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 06/15/53	200	233,040
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
4.00%, 06/15/50(e)	570	627,513
5.00%, 06/15/50(e)	555	664,762
Series B (AGM), 5.00%, 06/15/50	1,790	1,813,431
Series B-2, 5.00%, 06/15/50	1,400	1,419,698
Series B, 5.00%, 06/15/52	225	253,449
State of Illinois, GO:
5.00%, 05/01/27	500	562,150
5.00%, 01/01/28	1,005	1,165,076
5.00%, 03/01/37	755	799,311
Series A, 5.00%, 01/01/33	555	586,208
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	475	534,959

		20,094,455

Indiana — 5.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	365	424,780
7.00%, 01/01/44	885	1,031,273
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(a)	960	986,256
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	135	151,222
6.75%, 01/15/43	200	221,360
6.88%, 01/15/52	560	618,408
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,285	1,369,193

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	$160	$175,885
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	520	570,939
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	2,190	2,422,687
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	445	492,027
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	560	608,681

		9,072,711

Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(f)	825	913,819
Midwestern Disaster Area, 5.25%, 12/01/25	660	737,187

		1,651,006

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	460	516,773
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(d)	565	643,693

		1,160,466

Louisiana — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
S/F Housing, University of Louisiana Monroe Project, 5.00%, 07/01/54(a)	445	489,077
Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,135	1,174,396
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	350	354,539
5.25%, 05/15/31	300	313,362
5.25%, 05/15/32	380	409,431

Security	Par (000)	Value

Louisiana (continued)
5.25%, 05/15/33	$415	$446,926
5.25%, 05/15/35	945	1,046,002

		4,233,733

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	970	1,015,086

Maryland — 0.9%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	970	985,481
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	645	658,507

		1,643,988

Massachusetts — 3.2%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	860	1,000,438
Boston Medical Center, Series D, 5.00%, 07/01/44	1,000	1,131,690
North Hill Communities Issue, Series A, 6.50%, 11/15/23(a)(b)	1,000	1,210,880
UMass Boston Student Housing Project, 5.00%, 10/01/48	945	1,083,064
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	588,965
Massachusetts HFA, Refunding RB, Series A, AMT, 4.45%, 12/01/42	625	663,419

		5,678,456

Michigan — 2.2%
City of Detroit Michigan, GO:
5.00%, 04/01/34	140	161,136
5.00%, 04/01/35	140	160,796
5.00%, 04/01/36	95	108,906
5.00%, 04/01/37	155	177,376
5.00%, 04/01/38	70	79,965
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	1,970	2,153,663

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	$410	$444,161
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	500	601,620

		3,887,623

Minnesota — 2.4%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,940	2,188,611
5.25%, 02/15/58	655	790,834
Housing & Redevelopment Authority of The City of State Paul Minnesota, Refunding RB, Hmong College Academy Project, Series A, 5.50%, 09/01/36	690	788,994
Minnesota Housing Finance Agency, RB, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 2.80%, 01/01/44(e)	500	503,625

		4,272,064

Missouri — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	92,490
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	330	363,287
4.75%, 11/15/47	365	402,325
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	115	124,930

		983,032

Nebraska — 0.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	285	312,676

New Jersey — 10.3%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	475	517,589
5.25%, 11/01/44	1,160	1,259,609
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	505	509,575
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,410	1,518,993

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, RB, School Facilities Construction, 5.00%, 06/15/44	$195	$233,854
New Jersey EDA, Refunding RB, Series BBB, 5.50%, 06/15/31	1,225	1,504,275
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	785	906,220
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	669,291
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	2,535	3,056,272
Transportation Program, Series AA, 5.00%, 06/15/45	585	659,933
Transportation System, Series B, 5.25%, 06/15/36	845	884,985
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	245	281,302
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	730	891,060
Series A, 5.00%, 06/01/46	1,700	1,986,450
Sub-Series B, 5.00%, 06/01/46	2,825	3,247,422

		18,126,830

New Mexico — 0.4%
New Mexico Mortgage Finance Authority, RB, S/F Housing (Ginnie Mae, Fannie Mae & Freddie Mac), 3.00%, 07/01/50(e)	700	706,916

New York — 19.9%
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31	2,830	2,987,659
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	900	908,820
5.00%, 06/01/42	1,505	1,505,181
5.00%, 06/01/45	555	555,017
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	1,000	1,062,360
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	910	910,528
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	4,030	4,233,354
5.75%, 02/15/47	2,480	2,590,509

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	$1,125	$1,301,738
5.25%, 11/15/39	400	462,096
Metropolitan Transportation Authority, Refunding RB, Green Bond, Series A-1 (AGM), 4.00%, 11/15/44	900	1,040,634
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	6,140	6,632,919
New York Liberty Development Corp., Refunding RB:
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,355	2,586,708
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	160	179,155
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	395	443,952
4 World Trade Center Project, 5.75%, 11/15/51	2,220	2,400,686
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	1,000	1,141,080
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	755,127
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center, 5.00%, 12/01/33(a)	410	488,810
State of New York Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/50	1,000	1,143,340
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	1,690	1,778,978

		35,108,651

North Carolina — 0.4%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	260	279,097

Security	Par (000)	Value

North Carolina (continued)
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System (AGM), 4.00%, 01/01/55	$320	$361,443

		640,540

Ohio — 4.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	2,295	2,305,121
5.88%, 06/01/47	1,100	1,104,862
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	2,650	2,687,444
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	400	453,796
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	1,220	1,374,977

		7,926,200

Oklahoma — 2.5%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	1,450	1,737,086
5.25%, 08/15/43	1,305	1,580,068
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	925	1,058,320

		4,375,474

Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	625	334,081

Pennsylvania — 2.1%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	470	534,376
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	300	324,075
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	465	537,665
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	720	764,194

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System Obligation, 4.00%, 08/15/49	$805	$923,327
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	600,444

		3,684,081

Puerto Rico — 6.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	820	833,850
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.25%, 07/01/42	2,250	2,411,280
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	395	403,113
6.00%, 07/01/44	715	729,693
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,608	1,779,172
Series A-1, 5.00%, 07/01/58	2,503	2,811,169
Series A-2, 4.33%, 07/01/40	750	814,275
Series A-2, 4.78%, 07/01/58	1,000	1,105,840

		10,888,392

Rhode Island — 2.3%
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.00%, 10/01/44	145	164,030
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	420	473,273
Series B, 4.50%, 06/01/45	1,875	1,970,006
Series B, 5.00%, 06/01/50	1,360	1,466,352

		4,073,661

South Carolina — 3.1%
South Carolina Jobs-Economic Development Authority, RB, The Woodlands at Furman, Series A, 5.00%, 11/15/54	165	181,875
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	1,110	1,326,883
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	1,840	2,088,032
Series E, 5.00%, 12/01/48	420	465,192
Series E, 5.50%, 12/01/53	750	846,577

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	$430	$498,271

		5,406,830

Tennessee — 1.8%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	490	560,668
5.63%, 01/01/46	570	647,702
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	290	317,202
5.25%, 10/01/58	1,430	1,733,403

		3,258,975

Texas — 7.4%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 01/01/21(b)	730	765,142
County of Brazoria Industrial Development Corp., RB, Gladieux Metals Recycling, AMT, 7.00%, 03/01/39	325	361,143
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	210	246,815
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	5,200	2,726,360
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare(b):
6.00%, 08/15/20	105	107,806
6.00%, 08/15/20	1,285	1,319,335
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A (AGM) (NPFGC), 0.00%, 11/15/34(c)	3,000	1,938,690
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	430	465,707
Newark Higher Education Finance Corp., RB, Series A(a):
5.50%, 08/15/35	135	155,604
5.75%, 08/15/45	275	315,950
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	1,890	2,145,868

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Blueridge Transportation Group, AMT, 5.00%, 12/31/55	$1,025	$1,173,051
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	500	512,545
Texas Transportation Commission, RB, First Tier Toll Revenue, 0.00%, 08/01/43(c)	2,205	824,384

		13,058,400

Virginia — 2.8%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	260	282,295
5.13%, 03/01/31	510	572,664
Norfolk Redevelopment & Housing Authority, RB, Fort Norfolk Retirement Community, Inc. — Harbor’s Edge Project, Series A:
5.00%, 01/01/34	235	261,560
4.38%, 01/01/39	345	374,960
5.00%, 01/01/49	455	494,844
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,025	1,032,728
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(a)	240	258,398
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	1,540	1,702,424

		4,979,873

Washington — 0.9%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	350	400,568
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,020	1,149,418

		1,549,986

Wisconsin — 1.5%
Public Finance Authority, RB(a):
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31	290	327,575
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47	290	326,059
Minnesota College of Osteopathic Medicine, Series A-1, 5.50%, 12/01/48(g)(h)	10	9,635
Public Finance Authority, Refunding RB, Wingate University, Series A, 5.25%, 10/01/48	695	806,172

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB, ST. Camillus Health System:
5.00%, 11/01/39	$210	$229,574
5.00%, 11/01/46	230	248,865
5.00%, 11/01/54	380	410,803
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 3.38%, 05/01/57	340	351,543

		2,710,226

Total Municipal Bonds — 126.2% (Cost — $202,446,214)		222,137,389

Municipal Bonds Transferred to Tender Option Bond Trusts(i) — 40.0%

California — 2.2%
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,700	3,211,947
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	495	597,870

		3,809,817

Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(j)	1,810	2,008,485

Georgia — 0.6%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,127,295

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	2,120	2,365,263

Illinois — 2.4%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,340	2,512,528

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	$1,498	$1,745,438

		4,257,966

Iowa — 1.8%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,815	1,959,891
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series B, AMT, 3.00%, 12/01/39	1,170	1,191,411

		3,151,302

Massachusetts — 5.6%
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	2,058	2,232,630
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/21(b)	7,113	7,612,359

		9,844,989

Michigan — 1.3%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	2,000	2,268,999

New York — 5.6%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	2,390	2,667,097
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 4.00%, 11/01/47	5,000	5,776,023
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	1,215	1,466,177

		9,909,297

North Carolina — 1.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,180	1,405,227
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	1,180	1,288,759

		2,693,986

Pennsylvania — 2.8%
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 07/01/49(j)	2,501	2,808,251

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	$1,680	$2,060,873

		4,869,124

Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,447	2,712,849

Texas — 7.7%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	11,000	12,225,790
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,170	1,246,132

		13,471,922

Virginia — 3.3%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(j)	2,224	2,783,563
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,949	2,978,183

		5,761,746

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,891	2,128,984

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.0% (Cost — $65,634,747)		70,382,024

Total Long-Term Investments — 166.2% (Cost — $268,080,961)		292,519,413

	Shares

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(k)(l)	2,911,779	2,912,361

Total Short-Term Securities — 1.6% (Cost — $2,912,361)		2,912,361

Total Investments — 167.8% (Cost — $270,993,322)		295,431,774

Liabilities in Excess of Other Assets — (2.1)%		(3,792,663)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.7)%		(40,020,934)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (43.0)%		(75,608,409)

Net Assets Applicable to Common Shares — 100.0%		$176,009,768

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	When-issued security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between January 1, 2026 to August 1, 2027 is $5,199,468.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	393,555	2,518,224	2,911,779	$2,912,361	$5,947	$82	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

EDC	Economic Development Corp.

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

SAN	State Aid Notes

S/F	Single-Family

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	11	03/20/20	$1,448	$(24,875)
U.S. Treasury Long Bond	82	03/20/20	13,410	(382,543)
5-Year U.S. Treasury Note	11	03/31/20	1,324	(13,052)

				$(420,470)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$292,519,413	$—	$292,519,413
Short-Term Securities	2,912,361	—	—	2,912,361

	$2,912,361	$292,519,413	$—	$295,431,774
Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(420,470)	$—	$—	$(420,470)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End (continued)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(39,873,548)	$—	$(39,873,548)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$(115,873,548)	$—	$(115,873,548)

12